BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2019 numberOfSegment
Trading activity:
Percentage of voting interest acquired	50.00%
Number of reportable segments	3
Drydocking expenditure
Trading activity:
Period until next anticipated drydocking	5 years